Pensions and Post-Employment Benefits - Schedule of Reconciliations of the Actuarial Benefits Obligations, Pension Plan Assets, And Liabilities Recognized in the Balance Sheet (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	$ 52,219	$ 43,840
Service cost	254	176	$ 158
Interest cost	1,701	1,744
Actuarial (gains) losses	703	6,298
Additions through business combinations	3,072	0
Settlements and curtailments	0	(19)
Plan amendments	15	8
Benefits paid	(3,001)	(2,453)
Foreign currency translation	1,383	2,625
Projected benefit obligation at end of the period	56,346	52,219	43,840
Fair value of plan assets at beginning of the period	28,854	25,571
Return on plan assets	934	976
Actuarial (gains) losses for the period	706	2,279
Employer contributions	1,575	1,382
Additions through business combinations	2,841	0
Reduction for disposal of assets	(4)	0
Settlements and curtailments	0	(19)
Benefits paid	(3,001)	(2,453)
Foreign currency translation	788	1,118
Fair value of plan assets at end of the period	32,693	28,854	25,571
Net projected liability recognized in the statement of financial position	23,653	23,365
Pensions [Member]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	51,055	42,740
Service cost	221	151	128
Interest cost	1,625	1,685
Actuarial (gains) losses	727	6,263
Additions through business combinations	2,801	0
Settlements and curtailments	0	0
Plan amendments	15	8
Benefits paid	(2,920)	(2,379)
Foreign currency translation	1,386	2,587
Projected benefit obligation at end of the period	54,910	51,055	42,740
Fair value of plan assets at beginning of the period	28,828	25,547
Return on plan assets	932	974
Actuarial (gains) losses for the period	707	2,278
Employer contributions	1,494	1,289
Additions through business combinations	2,841	0
Reduction for disposal of assets	(4)	0
Settlements and curtailments	0	0
Benefits paid	(2,920)	(2,379)
Foreign currency translation	787	1,119
Fair value of plan assets at end of the period	32,665	28,828	25,547
Net projected liability recognized in the statement of financial position	22,245	22,227
Other Benefits Plans [Member]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	1,164	1,100
Service cost	33	25	30
Interest cost	76	59
Actuarial (gains) losses	(24)	35
Additions through business combinations	271	0
Settlements and curtailments	0	(19)
Plan amendments	0	0
Benefits paid	(81)	(74)
Foreign currency translation	(3)	38
Projected benefit obligation at end of the period	1,436	1,164	1,100
Fair value of plan assets at beginning of the period	26	24
Return on plan assets	2	2
Actuarial (gains) losses for the period	(1)	1
Employer contributions	81	93
Additions through business combinations	0	0
Reduction for disposal of assets	0	0
Settlements and curtailments	0	(19)
Benefits paid	(81)	(74)
Foreign currency translation	1	(1)
Fair value of plan assets at end of the period	28	26	$ 24
Net projected liability recognized in the statement of financial position	$ 1,408	$ 1,138